Statements of Operations (USD $)	12 Months Ended		95 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
REVENUE
Sales	$ 0	$ 0	$ 0
Cost of Sales	0	0	0
Cost of Sales	0	0	0
General and administrative expenses:
Salaries	150,500	208,500	421,757
Depreciation and Amortization	1,223	887	2,109
Mineral Property Expenditures	272,188	287,923	364,111
Legal and professional fees	259,615	419,427	945,661
Marketing and Advertising	80,303	74,116	154,430
Insurance	21,047	18,163	39,210
Dues and Subscriptions	13,661	11,824	27,130
Taxes	(18,360)	18,360	725
Other general and administrative	54,312	25,841	81,575
Total operating expenses	834,489	1,065,041	2,036,708
(Loss) from operations	(834,489)	(1,065,041)	(2,036,708)
Other income (expense):
Interest Income	0	0	0
Currency losses	(2,531)	0	(10,762)
Interest (expense)	(7,054)	(1,025)	(8,079)
(Loss) before taxes	(844,074)	(1,066,066)	(2,055,549)
Provision (credit) for taxes on income	0	0	0
Net (loss)	$ (844,074)	$ (1,066,066)	$ (2,055,549)
Basic earnings (loss) per common share	$ (0.0121)	$ (0.0174)
Weighted average number of shares outstanding	69,500,664	61,338,612